Cover Page	Sep. 15, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 15, 2026
Entity Registrant Name	First Bancorp
Entity Incorporation, State or Country Code	NC
Entity File Number	0-15572
Entity Tax Identification Number	56-1421916
Entity Address, Address Line One	205 SE Broad Street,
Entity Address, City or Town	Southern Pines,
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28387
City Area Code	(910)
Local Phone Number	246-2500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, No Par Value
Trading Symbol	FBNC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000811589